Stock Option Plan and Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock Option Plan And Stock-based Compensation
Stock Option Plan and Stock-Based Compensation

NOTE 11 – Stock Option Plan and Stock-Based Compensation

2023 Equity Incentive Plan

At the special meeting held on March 10, 2023, the KINS stockholders considered and approved, among other things, the Incentive Plan. The Incentive Plan was previously approved, subject to stockholder approval, by KINS’ board of directors. The Incentive Plan became effective immediately upon the closing of the Business Combination. Pursuant to the terms of the Incentive Plan, there are 2,110,500 shares of CXApp Class A Common Stock available for issuance under the Incentive Plan, which is equal to 15% of the aggregate number of shares of CXApp common stock issued and outstanding immediately after the closing of the Business Combination (giving effect to the redemptions).

Employee Stock Options

To calculate the stock-based compensation resulting from the issuance of options, the Company uses the Black-Scholes option pricing model, which is affected by the Company’s fair value of its stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the Company’s expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors.

On February 6, 2024, a total of 665,000 stock options to purchase the Company’s common stock were granted to employees and consultants of the Company. These options vest over a 4-year period. The options have a life of 10 years and an exercise price of $1.20 per option. The stock options were valued using the Black-Scholes option valuation model and the weighted average fair value of the awards granted during the period was determined to be $0.78 per option on the grant date. The fair value of the common stock as of the grant date utilized in the Black-Scholes option valuation model was $1.21 per share.

In June 2024, the Company received a notice for a net exercise of 70,350 options to purchase shares of common stock resulting in the issuance of 12,570 shares of the Company’s Class A Common Stock with par value $0.0001 per share. In accordance with the terms of the Incentive Plan, 51,012 shares were withheld by the Company to cover the exercise price, and 6,768 shares were withheld in satisfaction of the taxes required to be paid in connection with the exercise.

On August 26, 2024, the Board approved the award of 230,000 options to purchase common stock pursuant to the 2023 Equity Incentive Plan to Joy Mbanugo, the Chief Financial Officer of the Company. The option has an exercise price of $2.40 per share. The options expire on August 26, 2034. The stock options were valued using the Black-Scholes option valuation model and the fair value of the awards granted was determined to be $1.49 per option on the grant date. The fair value of the common stock as of the grant date utilized in the Black-Scholes option valuation model was $2.40 per share.

See below for a summary of the stock options granted under the Incentive Plan:

	Number of Options	Weighted- average exercise price	Weighted average remaining contractual term (years)	Weighted- Average Fair Value at Grant Date	Aggregate Intrinsic Value (In thousands)
Options outstanding at January 1, 2024	984,900	$1.53	9.25	$0.90
Granted	895,000	$1.51	9.25	$0.96
Exercised	(70,350)	$1.53		$0.90	$108
Forfeited	(10,000)	$1.20
Options outstanding at December 31, 2024	1,799,550	$1.52	8.74	$0.93
Options exercisable at December 31, 2024	422,100	$1.53
	Number of Options	Weighted- average exercise price	Weighted average remaining contractual term (years)	Weighted- Average Fair Value at Grant Date
Options outstanding at January 1, 2023	-	$-	-	$-
Granted	1,377,172	$1.53
Forfeited	(392,272)	$1.53
Options outstanding at December 31, 2023	984,900	$1.53	9.25	$0.90
Options exercisable at December 31, 2023	-	$-	-	-

Non-cash stock-based compensation expenses related to stock option were recorded in the financial statements as summarized below:

	Successor		Predecessor
	Year ended December 31, 2024	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023
Research and development	$18	$-	$-
Sales and marketing	81	-	-
General and administrative	454	113	158
Total non-cash stock compensation	$553	$113	$158

As of December 31, 2024, the remaining unrecognized stock compensation expense totaled approximately $574 thousand. This amount will be recognized as an expense over the weighted average remaining term of 2.55 years.

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model during the year ended December 31, 2024 (Successor) were as follows:

	2024	2023
Risk-free interest rate	3.66% - 4.03%	3.67%
Expected life of option grants	6 – 6.25 years	5.75 years
Expected volatility of underlying stock	65.17% - 65.97%	61.65%
Dividends assumption	$-	$-

Restricted Stock Units

The grant date fair value for Restricted Stock Units (RSU) are valued using the closing price of the Company’s common stock on the date of grant.

On January 2024, a total of 47,000 restricted stock units of the Company’s common stock were granted to employees of the Company under the Incentive Plan at various dates.

On August 29, 2024, a total of 473,935 restricted stock units of the Company’s common stock were granted to directors of the Company under the 2023 Equity Incentive Plan.

The fair value of the common stock as of the various grant dates was determined to be $1.25 to $2.11 per restricted stock unit, for a weighted average fair value of $2.04 per restricted stock unit. There was no other activity related to restricted stock units for the year ended December 31, 2024.

The following summarizes our RSUs transaction activity for the year ended December 31, 2024:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	486,165	$7.80
Granted	520,935	$2.04
Vested	(318,165)	$7.33
Forfeited	-
Outstanding at December 31, 2024	688,935

	Shares	Weighted Average Grant Date Fair Value
Outstanding at March 15, 2023	-	$
Granted	526,165		$7.80
Forfeited	(40,000)		$7.13
Outstanding at December 31, 2023	486,165

The total fair value of RSUs vested during the year ended December 31, 2024, was $2,331 thousand. There was no RSUs vested during the year ended December 31, 2023.

Non-cash stock-based compensation expenses related to restricted stock units recorded in the financial statements is summarized below:

	Successor
	Year ended December 31, 2024	Period from March 15, 2023, to December 31, 2023
Research and development	$605	$-
Sales and marketing	310	-
General and administrative	1,363	686
Total non-cash stock compensation	$2,278	$686

As of December 31, 2024, and December 31, 2023, the Company has approximately $1,016 thousand and $1,796 thousands of unrecognized restricted stock unit compensation to be expensed over a weighted average period of 0.91 year and 1.42 years, respectively.